Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL ASSETS
Hedging derivatives, Current		$ 38,169,894
Non- hedging derivatives, Current		41,022
Financial assets measured at amortized cost, Current	$ 36,121	84,580
Financial assets at fair value with change in other comprehensive income, Current	127,854	269,031
Other current financial assets	163,975	38,564,527
Hedging derivatives, Non-Current	4,862,949
Non- hedging derivatives, Non-Current		36,086
Financial assets at fair value with change in other comprehensive income, Non-Current	2,326,480	2,326,484
Other non-current financial assets	$ 7,189,429	$ 2,362,570